RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2023 CNY (¥) item shares	Dec. 31, 2023 JPY (¥) item shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 JPY (¥) shares	Dec. 31, 2021 USD ($) item shares	Dec. 31, 2021 CNY (¥) item shares	Dec. 31, 2021 JPY (¥) item shares	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties, Non current	$ 32,313,000			$ 33,489,000
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember			srt:AffiliatedEntityMember
Horus and Recursos
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage	49.00%			49.00%
Crimson
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage	20.00%			20.00%							20.00%
RSUs
RELATED PARTY BALANCES AND TRANSACTIONS
Granted (in shares) | shares	206,067	206,067	206,067	444,167	444,167	444,167	2,161,098	2,161,098	2,161,098
Canadian Solar Infrastructure Fund, Inc
RELATED PARTY BALANCES AND TRANSACTIONS
Number of solar power plants sold | item	1	1	1				2	2	2
Revenues	$ 1,591,000		¥ 230,144				$ 282,133,000		¥ 30,601,181
Canadian Solar Infrastructure Fund, Inc | Asset management service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services	10,004,000		1,405,513
Canadian Solar Infrastructure Fund, Inc | O & M Service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services	6,974,000		¥ 984,527
Related party
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties, current	40,582,000			$ 48,614,000
Other current liabilities	$ 511,000			$ 89,000
Related party | Canadian Solar Inc | Chinese investor
RELATED PARTY BALANCES AND TRANSACTIONS
Noncontrolling interest ownership percentage	70.00%			80.00%			80.00%			80.00%
Related party | Canadian Solar Inc | Canadian infrastructure fund
RELATED PARTY BALANCES AND TRANSACTIONS
Noncontrolling interest ownership percentage	80.00%			80.00%			80.00%			80.00%
Related party | Canadian Solar Inc | Brazilian Investor
RELATED PARTY BALANCES AND TRANSACTIONS
Noncontrolling interest ownership percentage	80.00%
Related party | Canadian Solar Infrastructure Fund, Inc
RELATED PARTY BALANCES AND TRANSACTIONS
Equity method investee percentage	14.54%
Related party | Canadian Solar Infrastructure Fund, Inc | Asset management service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services				$ 4,180,000		¥ 545,131	$ 7,541,000		829,053
Related party | Canadian Solar Infrastructure Fund, Inc | O & M Service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services				7,036,000		¥ 914,933	9,195,000		¥ 981,161
Related party | Dr. Shawn Qu | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maximum borrowing capacity							$ 1,882,000			¥ 12,000
Related party | Luoyang Jiwa New Material Technology Co., Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Percent of units purchased							10.91%	10.91%	10.91%
Purchase from related party							$ 2,995,000	¥ 19,378
Related party | Luoyang Jiwa New Material Technology Co., Ltd [Member] | Canadian Solar Inc | Chinese investor
RELATED PARTY BALANCES AND TRANSACTIONS
Noncontrolling interest ownership percentage							89.09%			89.09%
Related party | Horus Solar S.A. De Capital Variable
RELATED PARTY BALANCES AND TRANSACTIONS
Shareholder loans due from related parties	$ 33,664			52,424,000
Related party | Recourses Solares PV De Mexico II S.A. De Capital Variable
RELATED PARTY BALANCES AND TRANSACTIONS
Shareholder loans due from related parties	$ 36,832,000			$ 29,613,000
Related party | Francisco SA I Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenues							$ 7,090,000
Related party | Yancheng Jiwa New Material Technology Co., Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Percent of units purchased	10.91%	10.91%	10.91%	10.91%	10.91%	10.91%	10.91%	10.91%	10.91%
Purchase from related party	$ 8,300,000	¥ 58,869		$ 5,192,000	¥ 34,772		$ 1,688,000	¥ 10,831
Related party | Yancheng Jiwa New Material Technology Co., Ltd | Canadian Solar Inc | Canadian infrastructure fund
RELATED PARTY BALANCES AND TRANSACTIONS
Noncontrolling interest ownership percentage	89.09%			89.09%			89.09%			89.09%
Related party | Marangatu
RELATED PARTY BALANCES AND TRANSACTIONS
Revenues	$ 100,939,000
Percentage of ownership after sale transaction	30.00%	30.00%	30.00%
Related party | Panati
RELATED PARTY BALANCES AND TRANSACTIONS
Revenues	$ 67,463,000
Percentage of ownership after sale transaction	30.00%	30.00%	30.00%
Related party | Crimson
RELATED PARTY BALANCES AND TRANSACTIONS
Revenues	$ 17,182,000			$ 367,383,000			$ 19,777,000
Percentage of ownership after sale transaction	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Related party | Salgueiro
RELATED PARTY BALANCES AND TRANSACTIONS
Revenues				$ 357,000			$ 324,000
Percentage of ownership after sale transaction				20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Related party | Francisco
RELATED PARTY BALANCES AND TRANSACTIONS
Revenues				$ 642,000			$ 24,883,000
Percentage of ownership after sale transaction				20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Related party | Lavras
RELATED PARTY BALANCES AND TRANSACTIONS
Purchase from related party				$ 202,000			$ 30,064,000
Percentage of ownership after sale transaction				20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Related party | Jaiba
RELATED PARTY BALANCES AND TRANSACTIONS
Revenues							$ 7,090,000
Percentage of ownership after sale transaction							20.00%	20.00%	20.00%